UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--143.9%	Rate (%)	Date	Amount ($)	Value ($)
Alaska--1.0%
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	3,975,000	3,979,929
Arizona--7.3%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	13,200,000 a,b	14,252,964
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000	6,540,563
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000	4,008,680
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	5,000,000	5,178,700
California--17.4%
Barclays Capital Municipal Trust
Receipts (California
Infrastructure and Economic
Development Bank, Revenue
(Sanford Consortium Project))	5.00	5/15/40	5,070,000 a,b	5,371,614
Beverly Hills Unified School
District, GO	0.00	8/1/30	8,000,000 c	3,080,240
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000	8,636,784
California,

GO (Various Purpose)	5.00	11/1/32	2,600,000	2,658,734
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	5,870,600
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000	5,644,050
California Enterprise Development
Authority, Sewage Facilities
Revenue (Anheuser-Busch
Project)	5.30	9/1/47	1,000,000	1,003,000
California Housing Finance Agency,
Home Mortgage Revenue	5.05	8/1/27	2,500,000	2,307,100
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.13	11/1/23	1,500,000	1,527,345
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,535,000	8,344,141
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000	3,118,397
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/24	5,220,000 c	2,803,349
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000	4,389,360
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,731,525
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/29	4,000,000	4,488,520
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts Numbers
2,3 and 4)	5.13	8/1/38	5,000,000	5,317,250
Silicon Valley Tobacco

Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000 c	1,501,019
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	2,000,000	2,274,800
Colorado--.3%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,110,000	1,204,317
Connecticut--3.4%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000	9,078,030
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,988,240
District of Columbia--1.2%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	104,040,000 c	3,220,038
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	1,700,000	1,693,914
Florida--5.1%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	2,875,000	2,957,484
Miami-Dade County,
Aviation Revenue	5.00	10/1/41	3,500,000	3,523,275
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	3,000,000	3,192,990

Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	4,500,000	4,925,925
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000	3,632,195
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000	2,647,450
Georgia--4.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000	5,515,353
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,750,000	4,005,600
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,375,500
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,990,000	2,004,845
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,728,233
Hawaii--1.6%
Hawaii,
Airports System Revenue	5.25	7/1/28	3,650,000	4,002,152
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000	2,582,725
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	210,000	210,315
Illinois--.8%
Chicago,
SFMR (Collateralized: FHLMC,

FNMA and GNMA)	6.25	10/1/32	1,120,000	1,182,586
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,020,000	1,959,218
Iowa--.4%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,706,440
Kentucky--.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project)	6.13	2/1/37	1,000,000	1,076,000
Louisiana--2.2%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	1,093,049
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	4,197,160
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	7.00	11/1/15	1,270,000	1,271,905
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	6.60	9/1/28	2,545,000	2,548,359
Maryland--1.5%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,050,140
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	1,849,566
Maryland Industrial Development

Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	3,413,200
Massachusetts--7.5%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000 a,b	11,131,974
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,700,000 d	1,980,806
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000	117,729
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000	5,543,150
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	5,000,000	5,672,350
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000	6,040,800
Michigan--6.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000	4,305,490
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	1,922,540
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,420,000	6,893,477
Royal Oak Hospital Finance
Authority, HR (William

Beaumont Hospital Obligated
Group)	8.00	9/1/29	5,000,000	6,115,900
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	8,260,000	7,662,967
Mississippi--1.0%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	4,260,000	4,260,298
Missouri--1.4%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	5,525,000	5,654,506
Nevada--2.6%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	5,500,000	5,363,215
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	5,266,450
New Hampshire--3.5%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	2,690,000	2,719,698
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	6,000,000	6,066,240
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,410,422
New Jersey--5.1%

New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000	5,681,800
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000	3,144,090
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	250,000	206,603
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,095,000 d	11,882,320
New Mexico--1.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	5,000,000	5,206,350
New York--7.7%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000 a,b	11,510,800
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000	3,550,800
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	8,425,000	10,272,855
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000	5,276,400
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	769,560
North Carolina--3.1%
Barclays Capital Municipal Trust

Receipts (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health System)	5.00	6/1/42	10,000,000 a,b	10,527,600
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,120,000	2,121,823
Ohio--1.6%
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000	4,555,446
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000 b	1,920,725
Oregon--.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000	1,565,820
Pennsylvania--.9%
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	3,545,000	3,751,071
Rhode Island--1.5%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000	5,935,700
South Carolina--1.7%
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,134,260
Tennessee--4.1%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage

Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	2,000,000 d	2,256,980
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	4,875,000 d	5,501,389
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	6,000,000 e	2,659,500
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000	2,953,300
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000	3,431,940
Texas--24.7%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	10,000,000 a,b	10,931,000
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	13,160,000 a,b	14,459,155
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000	3,001,650
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	9,290,000	10,797,024

Harris County Hospital District,
Senior Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	2/15/42	5,000,000	5,071,950
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	11/15/31	4,685,000 c	1,134,707
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000	5,883,550
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and Power
Company Project) (Insured;
AMBAC)	5.13	11/1/28	4,295,000	4,237,275
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	14,705,000	16,163,883
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000	7,095,417
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	4,900,000	2,311,134
Texas,
GO (Veterans' Land)	6.00	12/1/30	3,935,000	3,947,710
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	13.02	7/2/24	800,000 f	978,800
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	4,600,000	4,652,440
Texas Turnpike Authority,
Central Texas Turnpike System

Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000	5,396,500
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	4,661,904
Virginia--6.6%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; Assured Guaranty
Municipal Corp.)	11.04	8/23/27	7,350,000 f	9,181,620
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,250,000	5,766,915
Virginia Housing Development
Authority, Rental Housing
Revenue	6.20	8/1/24	8,520,000	8,531,843
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	3,000,000	3,500,670
Washington--1.6%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000	6,625,320
West Virginia--2.0%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	7,920,000	7,961,105
Wisconsin--6.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/27	5,260,000 d	5,643,401
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds

(Prerefunded)	7.00	6/1/12	14,570,000 d	16,237,536
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,121,880
U.S. Related--5.9%
Government of Guam,
GO	7.00	11/15/39	1,500,000	1,679,880
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000	1,586,835
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	3,500,000	3,799,215
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	2,096,940
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,640,750
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000	10,983,400
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien/Capital
Projects)	5.00	10/1/39	1,250,000	1,267,263
Total Long-Term Municipal Investments
(cost $569,606,377)				587,158,684
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)	Value ($)
California--.5%
California,
GO Notes
(Kindergarten-University)
(LOC: California Teachers
Retirement System and Citibank
NA)	0.25	9/1/10	2,000,000 g	2,000,000
Florida--.4%
Florida Municipal Power Agency,
Revenue, Refunding
(All-Requirements Power Supply

Project) (LOC; Bank of America)	0.27	9/1/10	1,900,000 g	1,900,000
New York--.5%
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	0.60	9/1/10	700,000 g	700,000
New York City,
GO Notes (LOC; Bank of America)	0.26	9/1/10	1,200,000 g	1,200,000
Total Short-Term Municipal Investments
(cost $5,800,000)				5,800,000
Total Investments (cost $575,406,377)			145.3%	592,958,684
Liabilities, Less Cash and Receivables			(7.2%)	(29,432,786)
Preferred Stock, at redemption value			(38.1%)	(155,325,000)
Net Assets Applicable to Common Shareholders			100.0%	408,200,898

a	Collateral for floating rate borrowings.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities had a total market value of $80,105,832 or 19.6% of net assets applicable to Common Shareholders.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Non-income producing--security in default.
f	Inverse floater security--the interest rate is subject to change periodically.
g	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $575,406,377. Net unrealized appreciation on investments was $17,522,307 of which $44,215,040 related to appreciated investment securities and $26,662,733 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	592,958,684	-	592,958,684

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal securities and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)